SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8 -	SUBSEQUENT EVENTS

TAT, through its Piedmont subsidiary, holds less than 5% of the equity securities of First Aviation Services Inc. (“FAvS”). In April 2026, an independent third party entered into a definitive agreement to acquire First Aviation Services. The company anticipates receiving cash proceeds as a result of the transaction in the range of $4.3 to $4.5 million and a resulting gain of $4.1 to $4.3 million upon and subject to the closing of the transaction.